U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI  53202

March 1, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:          Direxion Insurance Trust (the “Trust”)
File Nos. 333-93813 and 811-09761

Dear Sir or Madam:

On behalf of the Trust, please find filed herewith Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A pursuant to Rule 485(a) under the Securities Act of 1933, as amended (also filed as Amendment No. 32 to the Registration Statement under the Investment Company Act of 1940, as amended).

Post-Effective Amendment No. 31 is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of conforming the Trust’s Prospectus for its series; the Dynamic VP HY Bond Fund, to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective 60 days after filing.  At or before the 60-day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2009, incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k).

If you have any questions concerning the foregoing, please contact Kevin Christy of K&L Gates LLP at (202) 778–9195.

Sincerely,

/s/ Edward L. Paz

Edward L. Paz, Esq.
For US Bancorp Fund Services, LLC

Enclosures